FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a non-recurring basis (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets:
Property and equipment		¥ 0
Capitalized computer software costs	¥ 0	0
Impairment loss	8,920	38,560	¥ 0
Non-recurring | Total losses
Assets:
Property and equipment		34,601
Capitalized computer software costs	¥ 8,920	¥ 38,560